SHORT-TERM INVESTMENTS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
SHORT-TERM INVESTMENTS
Term deposits	$ 3,033,704	$ 4,150,487
Redeemable short - term investment certificates ("RSTICs")	779,515	763,895
Total	$ 3,813,219	$ 4,914,382